Dispositions - Narrative (Details) $ in Millions					1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 02, 2024 USD ($)	Nov. 06, 2023 USD ($)	Sep. 22, 2023 USD ($)	Sep. 20, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disposal Group [Line Items]
Cash proceeds							$ 306.6	$ 549.1
Net smelter return royalty								$ 101.1
La Arena
Disposal Group [Line Items]
Ownership interest sold	100.00%
Cash proceeds	$ 306.6
Cash proceeds, net of working capital adjustments	$ 245.0
Royalty percentage	1.50%
Contingent consideration, maximum	$ 50.0
Net smelter return royalty	29.7
Contingent consideration	$ 36.8
La Arena | Discount rate | Net smelter return royalty
Disposal Group [Line Items]
Unobservable input	0.080
La Arena | Discount rate | Contingent consideration
Disposal Group [Line Items]
Unobservable input	0.075
MARA
Disposal Group [Line Items]
Ownership interest sold				56.25%
Cash proceeds				$ 475.0
Royalty percentage				0.75%
Net smelter return royalty				$ 90.0
Ownership interest in property				100.00%
MARA | Discount rate
Disposal Group [Line Items]
Unobservable input				0.08
Morococha
Disposal Group [Line Items]
Ownership interest sold			92.30%
Cash proceeds			$ 28.6
Net smelter return royalty			$ 0.0
Deposit received						$ 5.0
Impairment charge					$ 42.4
Agua de la Falda project
Disposal Group [Line Items]
Ownership interest sold		57.74%
Cash proceeds		$ 45.5
Net smelter return royalty		$ 11.1
Agua de la Falda project | Discount rate
Disposal Group [Line Items]
Unobservable input		0.06
Agua de la Falda project precious metals
Disposal Group [Line Items]
Royalty percentage		1.25%
Agua de la Falda project, base metals
Disposal Group [Line Items]
Royalty percentage		0.20%